Schedule of Future Minimum Principal Payments Under Note Payable (Detail) (Term Note Payable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Term Note Payable
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 2,462
2013	2,273
2014	757
Total	$ 5,492